Investments accounted for using the equity method	12 Months Ended
Dec. 31, 2022
Investments accounted for using the equity method
Investments accounted for using the equity method

16          Investments accounted for using the equity method

	2021	2022
	RMB’000	RMB’000
At 1 January	8,330	4,904
Acquisition	900	860
Disposal	—	(600)
Impairment	(4,407)	—
Share of loss	81	—
Transfer to assets held-for-sale	—	(4,004)
At 31 December	4,904	1,160

Set out below are the associates of the Group as at 31 December 2021 and 2022 which, in the opinion of the directors, are material to the Group. The associates as listed below have share capital consisting solely of ordinary shares, which are held directly by the Group. The places of establishment are also their principal places of business.

16          Investments accounted for using the equity method (Continued)

Nature of investments in associates as at 31 December 2021 and 2022:

	Place of	% of ownership		Nature of the	Measurement
Name of entity	establishment	2021	2022	relationship	method
Moyan (Shenzhen) Network Technology Co., Ltd.	The PRC	46%	46%	Note 1	Equity
(美約(深圳)網路技術有限公司)
Mendis Aesthetic PTE. Ltd.	Singapore	44.4%	—%	Note 2	Equity
Jinan Pengai Meikang Aesthetic Medical Clinic Co., Ltd.
（濟南鵬愛美康醫療美容診所有限公司）	The PRC	30%	—%	Note 3	Equity
Shenzhen Huayanyuese Health Management Consulting Co., Ltd.
（深圳市花顔悅色健康管理咨詢有限公司）	The PRC	30%	30%	Note 4	Equity
Shenzhen Pengai Lizhi Aesthetic Medical Clinic
（深圳鹏爱荔枝医疗美容诊所）	The PRC	—%	43%	Note 5	Equity

Note 1:  Moyan (Shenzhen) Network Technology Co., Ltd. (“Moyan”) is engaged in internet marketing services.

Note 2:  Mendis Aesthetic PTE. Ltd. (“Mendis”) is engaged in the provision of aesthetic medical services. The Company transformed the investment to assets held-for-sale during the year (Note 20).

Note 3:  Jinan Pengai Meikang Aesthetic Medical Clinic Co., Ltd. (“Jinan Meikang”) is engaged in the provision of aesthetic medical services. The Company’s subsidiary Shenzhen Pengai Hospital Investment Management Co. Ltd. signed a share purchase agreement with Shandong Aiyue Yimei Medical Technology Co., Ltd. (“Aiyue”), where Aiyue purchased 30% shares in Jinan Meikang on 27 September 2022 by receiving cash and equivalent medical consumables of an aggregate amount of RMB495,513 from the Company.

Note 4:  Shenzhen Huayanyuese Health Management Consulting Co., Ltd. is engaged in investment holding and provision of management services.

Note 5:  Shenzhen Pengai Lizhi Aesthetic Medical Clinic (“Lizhi”) is engaged in the provision of aesthetic medical services. The Company’s subsidiary Shenzhen Miaoyan Medical Technology Investment Co., Ltd. ("Miaoyan Technology”) signed an investment cooperation agreement with Shenzhen Zimu Culture Investment Development Co., Ltd., where Miaoyan Technology subscribed 60% shares in Lizhi on 31 December 2021 for a consideration of RMB2 million, after which Miaoyan Technology signed a share purchase agreement with Zihan Chen, where Zihan Chen purchased 17% shares in Lizhi for a consideration of RMB2 million. On January 10, 2023, the Company entered into a share purchase agreement with a non-affiliated third party, under which it transferred 100% shares in Miaoyan Technology to this third party for a consideration of RMB1.9 million. As of the date of this annual report, the transaction has not been closed.

Moyan, Mendis, Jinan Pengai Meikang Aesthetic Medical Clinic Co., Ltd., Shenzhen Huayanyuese Health Management Consulting Co., Ltd. and Shenzhen Pengai Lizhi Aesthetic Medical Clinic are private companies and there are no quoted market prices available for their shares.

Summarised financial information for associates

Set out below are the summarised financial information for investments accounted for using the equity method:

16          Investments accounted for using the equity method (Continued)

Summarised balance sheet

	2021	2022
	RMB’000	RMB’000
Current
Cash and cash equivalents	1,108	33
Other current assets (excluding cash and cash equivalents)	295	4,611
Total current assets	1,403	4,644
Financial liabilities (excluding trade payables)	(14)	—
Other current liabilities (including trade payables)	(425)	(2,654)
Total current liabilities	(439)	(2,654)
Total non-current assets	3,050	300
Net assets	4,014	2,290

Summarised statement of comprehensive income

	2021	2022
	RMB’000	RMB’000
Revenue	1,951	—
Depreciation and amortisation	(69)	—
Interest expense	(22)	—
Loss before income tax	354	—
Income tax expense	—	—
Loss for the year	354	—

The information above reflects the amounts presented in the financial statements of the associates (and not the Group’s share of those amounts) adjusted for differences in accounting policies between the Group and the associates.